UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

30 Vesey Street, 9th floor
New York, New York 10007
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th floor
New York, New York 10007
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1401 I St., N.W., Suite 1100

Washington, DC 20005-2220

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust
Annual Report
June 30, 2017

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

GraniteShares ETF Trust

GraniteShares ETF Trust

Letter to Shareholders (Unaudited)

Dear Shareholders,

The launch in late May of this year of our two ETFs, GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (“COMB”) and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (“COMG”), was an exciting time marking GraniteShares’ entrance into the ETF marketplace. COMB and COMG provide exposure to two of the most widely referenced broad based commodity indexes, the Bloomberg Commodity Index and the S&P GSCI Commodity Index. COMB and COMG are two of the lowest cost commodity ETFs currently available that reference these indexes. In addition, COMB and COMG provide their exposure without K-1’s.

COMB and COMG are the first of a group of ETFs GraniteShares plans to launch. In the coming year, we very much look forward to offering new and exciting ETFs that provide for low-cost and innovative investment strategies. As we do this, we will continue to maintain our transparency through our regular communications providing you with information relevant to the status and performance of our ETFs. We appreciate the trust and confidence you, our shareholders, have given us.

William Rhind, CEO of GraniteShares Advisors, LLC

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited)

THE MARKET ENVIRONMENT

Commodity Market

For the period May 19, 2017 to June 30, 2017 commodities, as measured by the performance of broad based indexes, recorded negative returns. For example, The Bloomberg Commodity Index fell 2.50% over this period and the S&P Goldman Sachs Commodity Index fell -5.31%. Downward pressure on energy commodities was primarily responsible for negative index returns. Oversupply concerns weighed heavily on crude, natural gas and unleaded gasoline prices, with each declining close to 9% over this period.

The agricultural sector was mixed. Wheat, the best performing commodity over this period, increased almost 21%, as drought conditions in key wheat producing states heightened spring wheat harvest concerns. In contrast, cotton and sugar, the two worst performing commodities over this period, fell 13.7% and 15.9%, respectively. Favorable weather conditions, a weaker dollar and lower energy prices helped sugar prices lower, while increased cotton plantings contributed to cotton’s decrease.

Base metals outperformed precious metals over this period, with gold and silver prices falling around 1% and copper and zinc, for example, increasing over 5%. Gold prices declined on concerns of tightening US and international monetary policy. Copper prices benefitted from severe weather that hindered mining in South America and labor issues affecting mining in Indonesia while zinc prices rose on higher demand expectations from steel producers and concerns of lower Chinese zinc production.

Fixed Income

On June 14, 2017, the US Federal Reserve increased the interest rate paid on required and excess reserves by 25bps to 1.25% and increased the target range for the federal funds rate from 1.00% to 1.25%. This was the second interest rate increase in 2017 and the third since December 2016. As a result, 3-month T-Bill yields rose 11bps over the period May 19, 2017 to June 30, 2017.

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

MANAGER’S ANALYSIS

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (COMB)

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “BCOM Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The BCOM Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the BCOM Benchmark. The weightings of the components of the BCOM Benchmark are based on (1) liquidity data, which is the relative amount of trading activity of a particular commodity; (2) production data, which measures the importance of a commodity to the world economy; and (3) diversification rules that attempt to reduce disproportionate weightings of any single commodity. Rather than being driven by micro-economic events affecting one commodity market or sector, the BCOM Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. The BCOM Benchmark reflects the return from these commodity futures contracts.

While the Fund generally seeks exposure to the commodity futures markets included in the BCOM Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the BCOM Benchmark, may not invest in all of the BCOM Benchmark’s components or in the same proportion as the BCOM Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the BCOM Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K-1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund gains exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). Because the Fund may not invest directly in commodity futures, the Fund gains exposure to these investments by investing a portion of its assets in the GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940 relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

For the period May 19, 2017 (commencement of operations of the Fund) through June 30, 2017 (the fiscal year end of the Fund), on a market price basis, the Fund returned -1.88%. On a net asset value (“NAV”) basis, the Fund returned -2.46%. During the same time period, the BCOM Benchmark returned -2.50%. Additionally, the BCOM Total Return Index returned -2.38%. The BCOM Total Return Index is similar to the BCOM Benchmark except that the BCOM Total Return Index performance includes the return that would be generated in a fully collateralized investment in the BCOM Benchmark. This combines the returns of the BCOM Benchmark with the returns on cash collateral invested in Treasury Bills. The majority of the Fund’s outperformance on a NAV basis relative to the BCOM Benchmark is due to slight position differences between the BCOM Benchmark and the Fund as well as returns on collateral invested in Treasury Bills. The majority of the Fund’s underperformance on a NAV basis relative to the BCOM Total Return Index is a result of fees and operating expenses incurred by the fund.

Positions that contributed most significantly to the Fund’s return included the September 2017 Chicago Wheat and the September 2017 Kansas City Wheat contracts (combined portfolio weight of 5.29%) and the September 2017 COMEX High Grade contract (portfolio weight 8.17%). Positions that detracted most significantly from the Fund’s return included the September 2017 WTI Crude Oil contract (portfolio weight of 5.58%), the September 2017 Brent Crude Oil contract (portfolio weight 7.84%, the September 2017 Natural Gas contract (portfolio weight 7.31%) as well as the October 2017 Sugar #11 portfolio weight 2.31%) and the December 2017 Cotton contract (portfolio weight 1.37%).

Percentage Weight* (Pct of Fund’s Net Assets as of June 30, 2017
Asset Class	Fund Percentage Weight by Sector
Commodities
	Energy	25.9%
	Agriculture	36.6%
	Base Metals	19.1%
	Precious Metals	18.4%

*	Based on notional value of futures contracts.

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (COMG)

The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the S&P GSCI Index (the “GSCI Benchmark”), which is designed to be a measure of commodity market performance over time.

The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance of the physical commodities underlying such commodity futures contracts to the world economy.

Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver. The GSCI Benchmark reflects the return from these commodity futures contracts.

While the Fund generally seeks exposure to the commodity futures markets included in the GSCI Benchmark, the Fund is not an index tracking ETF and seeks to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the GSCI Benchmark, may not invest in all of the GSCI Benchmark’s components or in the same proportion as the GSCI Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the GSCI Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K-1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund gains exposure to the commodity futures markets by investing initially in commodity futures contracts (“Commodity Futures”). The Fund does will not invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940 relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

For the period May 19, 2017 (commencement of operations of the Fund) through June 30, 2017 (the fiscal year end of the Fund), on a net asset value (“NAV”) basis, the Fund returned -5.37%. During the same period, the GSCI Benchmark returned -5.31%. Additionally, the S&P GSCI Total Return Index returned -5.20%. The S&P GSCI Total Return Index is similar to the GSCI Benchmark except that the S&P GSCI Total Return Index performance includes the return that would be generated in a fully collateralized investment in the GSCI Benchmark. This combines the returns of the GSCI Benchmark with the returns on cash collateral invested in Treasury Bills. The Fund’s underperformance on a NAV basis relative to the GSCI Benchmark and to the S&P GSCI Total Return Index is a result of fees and operating expenses incurred by the fund and tracking error incurred from the Fund’s investing in GSCI Index Futures and not the individual commodity futures comprising the GSCI Benchmark.

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (concluded)

For the period May 19, 2017 through June 30, 2017, the fund invested in the GSCI Index futures instead of the individual futures contracts comprising the GSCI Benchmark. The GSCI Index futures track the underlying futures contracts comprising the S&P GSCI Spot Index. The weightings of the futures contracts in the S&P GSCI Spot Index are the same as those in the GSCI Benchmark.

Futures positions comprising the GSCI Spot Index that contributed most significantly to the Fund’s return included the September 2017 Chicago Wheat and the September 2017 Kansas City Wheat contracts (approximate weight of 5.2%) and the August 2017 LME Copper and the August 2017 LME Zinc contract (approximate combined weight of 5.9%). Positions that detracted most significantly from the Fund’s return included the September 2017 WTI Crude Oil contract (approximate weight of 22.8%), the September 2017 Brent Crude Oil contract (approximate weight 16.6%), the August 2017 Natural Gas contract (approximate of weight 3.9%), the August 2017 Gasoil contract (approximate weight of 5.0%), the August 2017 Unleaded Gasoline contract (approximate weight of 4.7%) as well as the October 2017 Sugar #11 (portfolio weight 2.0%) and the December 2017 Cotton contract (approximate weight 1.5%).

Percentage Weight* (Pct of Fund’s Net Assets as of June 30, 2017
Asset Class	Fund Percentage Weight by Sector
Commodities
	Energy	57.0%
	Agriculture	27.2%
	Base Metals	11.1%
	Precious Metals	4.7%

*	Based on notional value of futures contracts.

Shareholder Expense Example (Unaudited)

June 30, 2017

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 19, 2017 (commencement of operations) to June 30, 2017.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/19/2017	Ending Account Value 6/30/2017	Annualized Expense Ratio for the Period	Expenses Paid During Period
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF
Actual	$1,000.00	$975.40	0.30%	$0.32[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51[2]

GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF
Actual	$1,000.00	$946.30	0.40%	$0.43[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01[2]

1	Fund commenced operations on May 19, 2017. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 40/365 (to reflect days in operations).

2	Hypothetical Expenses Paid are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

June 30, 2017

Investments	Principle	Value
U.S. TREASURY OBLIGATIONS - 97.0%(a)
U.S. Treasury Bill, 0.96%, 08/17/17	$2,280,000	$2,277,440
U.S. Treasury Bill, 1.01%, 09/21/17	105,000	104,774
U.S. Treasury Bill, 1.00%, 09/28/17	30,000	29,927
Total United States Treasury Obligations (Cost $2,412,052)		2,412,141
Total Investments - 97.0% (Cost $2,412,052)		2,412,141
Other Assets in Excess of Liabilities - 3.0%		75,295
Net Assets - 100.0%		$2,487,436

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At June 30, 2017, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude Futures	4	7/31/2017	Long	$195,080	$(3,600)	$—	$(3,600)
Coffee ‘C’ Futures	1	9/19/2017	Long	47,138	(1,538)	—	(1,538)
Copper Futures	3	9/27/2017	Long	203,325	4,725	4,725	—
Corn Futures	11	9/14/2017	Long	209,550	(5,663)	—	(5,663)
Cotton No. 2 Futures	1	12/06/2017	Long	34,295	(1,925)	—	(1,925)
Gasoline RBOB Futures	1	8/31/2017	Long	63,101	903	903	—
Gold 100 OZ Futures	3	8/29/2017	Long	372,690	(8,890)	—	(8,890)
KC HRW Wheat Futures	1	9/14/2017	Long	26,475	3,013	3,013	—
Lean Hogs Futures	2	8/14/2017	Long	67,000	2,180	2,180	—
Live Cattle Futures	2	8/31/2017	Long	93,040	(6,180)	—	(6,180)
LME Nickel Futures	1	7/17/2017	Long	56,130	45	45	—
LME Nickel Futures	1	7/17/2017	Short	(56,130)	(3,570)	—	(3,570)
LME Nickel Futures	2	9/18/2017	Long	112,650	6,924	6,924	—
LME Nickel Futures	1	9/18/2017	Short	(56,325)	(3,513)	—	(3,513)
LME Pri Alum Futures	3	7/17/2017	Long	143,288	(2,344)	—	(2,344)
LME Pri Alum Futures	3	7/17/2017	Short	(143,288)	(1,675)	—	(1,675)
LME Pri Alum Futures	6	9/18/2017	Long	287,925	3,213	3,213	—
LME Pri Alum Futures	3	9/18/2017	Short	(143,963)	(2,250)	—	(2,250)
LME Zinc Futures	1	7/17/2017	Long	68,919	3,488	3,488	—
LME Zinc Futures	1	7/17/2017	Short	(68,919)	(6,769)	—	(6,769)
LME Zinc Futures	2	9/18/2017	Long	138,000	13,919	13,919	—
LME Zinc Futures	1	9/18/2017	Short	(69,000)	(7,206)	—	(7,206)
Natural Gas Futures	6	8/29/2017	Long	181,860	(930)	—	(930)
NY Harb USLD Futures	1	8/31/2017	Long	62,609	1,705	1,705	—
Silver Futures	1	9/27/2017	Long	83,135	(3,320)	—	(3,320)
Soyabean Futures	3	11/14/2017	Long	143,213	1,475	1,475	—
Soyabean Meal Futures	2	12/14/2017	Long	62,240	530	530	—
Soyabean Oil Futures	3	12/14/2017	Long	60,012	1,524	1,524	—
Sugar #11 (World) Futures	4	9/29/2017	Long	61,869	(2,442)	—	(2,442)
Wheat (CBD) Futures	4	9/14/2017	Long	105,200	13,613	13,613	—
WTI Crude Futures	3	8/22/2017	Long	138,870	(570)	—	(570)
Total Futures Contracts				2,479,989		57,257	(62,385)
Net Unrealized Appreciation (Depreciation)							$(5,128)

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (concluded)

June 30, 2017

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$2,412,141	$—	$—	$2,412,141
Other Investments
Futures	57,257	—	—	57,257
Total Investment in Securities	$2,469,398	$—	$—	$2,469,398
Liability Valuation Inputs
Other Investments
Futures	$62,385	$—	$—	$62,385
Total Other Investments	$62,385	$—	$—	$62,385

For the year ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

June 30, 2017

Investments	Shares	Value
U.S. TREASURY OBLIGATIONS – 96.0%(a)
U.S. Treasury Bill, 0.96%, 08/17/17	$2,235,000	$2,232,490
U.S. Treasury Bill, 1.01%, 09/21/17	50,000	49,893
U.S. Treasury Bill, 1.00%, 09/28/17	35,000	34,915
Total U.S. Treasury Obligations (Cost $2,317,217)		2,317,298
Total Investments – 96.0% (Cost $2,317,217)		2,317,298
Other Assets in Excess of Liabilities – 4.0%		95,776
Net Assets – 100.0%		$2,413,074

(a) Represents a zero coupon bond. Rate shown reflects the effective yield.

At June 30, 2017, open future contract purchased was as follows:

	Number of	Expiration	Contract	Notional		Unrealized	Unrealized
Description	Contracts	Date	Type	Amount	Value	Appreciation	Depreciation
GOLDMAN SACHS Index Future	26	7/18/2017	Long	$2,419,300	$17,713	$17,713	$—

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$2,317,298	$—	$—	$2,317,298
Other Investments
Futures	17,713	—	—	17,713
Total Investment in Securities	$2,335,011	$—	$—	$2,335,011

For the year ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2017

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

Assets:
Investments at cost	$2,412,052	$2,317,217
Investments at value	$2,412,141	$2,317,298
Cash	69,355	81,047
Variation margin on futures contracts	36,739	50,700
Reimbursement from advisor	4,512	4,526
Total Assets	2,522,747	2,453,571
Liabilities:
Securities purchased payable	29,927	34,916
Advisory fees payable	726	923
Trustee fees payable	1,918	1,918
CCO fees payable	2,740	2,740
Total Liabilities	35,311	40,497
Net Assets	$2,487,436	$2,413,074
Net Assets Consist of:
Paid-in capital	$2,491,214	$2,394,251
Accumulated net investment income	1,277	1,040
Accumulated net realized loss on investments and futures contracts	(16)	(11)
Net unrealized appreciation on investments	89	81
Net unrealized appreciation/depreciation on futures contracts	(5,128)	17,713
Net Assets	$2,487,436	$2,413,074
Shares Outstanding	102,000	102,000
Net Asset Value per share:	$24.39	$23.66

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

June 30, 2017

	GraniteShares	GraniteShares
	Bloomberg	S&P GSCI
	Commodity	Commodity
	Broad Strategy	Broad Strategy
	No K-1 ETF	No K-1 ETF
	For the	For the
	Period from	Period from
	May 19, 2017(a)	May 19, 2017(a)
	to June 30, 2017	to June 30, 2017
Investment Income:
Interest	$2,293	$2,239
Total Investment Income	2,293	2,239
Expenses:
Advisory fees	726	923
Trustees’ fees	1,918	1,918
CCO fees	2,740	2,740
Total Expenses	5,384	5,581
Expense Reimbursement	(4,512)	(4,526)
Net Expenses	872	1,055
Net Investment Income	1,421	1,184
Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts:
Net realized loss on investments	(16)	(11)
Net realized loss on futures contracts	(76,225)	(155,893)
Net realized gain on investments and futures contracts	(76,241)	(155,904)
Net change in unrealized appreciation/depreciation:
on investments	89	81
on futures contracts	(5,128)	17,713
Net change in unrealized appreciation/depreciation on investments	(5,039)	17,794
Net Realized and Unrealized Loss on Investments and Futures Contracts	(81,280)	(138,110)
Net Decrease in Net Assets Resulting from Operations	$(79,859)	$(136,926)

(a) Commencement of operations.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

June 30, 2017

	GraniteShares	GraniteShares
	Bloomberg	S&P GSCI
	Commodity	Commodity
	Broad Strategy	Broad Strategy
	No K-1 ETF	No K-1 ETF
	For the	For the
	Period from	Period from
	May 19, 2017(a)	May 19, 2017(a)
	to June 30, 2017	to June 30, 2017
Operations:
Net investment income	$1,421	$1,184
Net realized loss	(76,241)	(155,904)
Net change in unrealized gain (loss)	(5,039)	17,794
Net Decrease in Net Assets Resulting from Operations	(79,859)	(136,926)
From share transactions:
Proceeds from sales of shares	4,979,631	2,550,000
Cost of shares redeemed	(2,412,336)	—
Net increase in net assets resulting from share transactions	2,567,295	2,550,000
Total Increase	2,487,436	2,413,074
Net Assets:
Beginning of year	—	—
End of year	$2,487,436	$2,413,074
Undistributed net investment income	$1,277	$1,040
Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	202,000	102,000
Shares redeemed	(100,000)	—
Shares outstanding, end of period	102,000	102,000

(a) Commencement of operations.

See accompanying notes to the consolidated financial statements.

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	For the Period from May 19, 2017* to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income(b)	0.01
Net realized and unrealized loss on investments	(0.62)
Total loss from investment operations	(0.61)
Net asset value, end of period	$24.39
Total Return(a)(d)	(2.46)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$2,487
Ratio of net investment income to average net assets	0.49	%(c)
Ratio of operating expenses before waivers/reimbursements	1.85	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.30	%(c)
Portfolio turnover rate	—%

*	Commencement of operations.

(a)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

(b)	Per share data is calculated using the average daily shares outstanding method.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to the consolidated financial statements.

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	For the Period from May 19, 2017* to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income(b)	0.01
Net realized and unrealized loss on investments	(1.35)
Total loss from investment operations	(1.34)
Net asset value, end of period	$23.66
Total Return(a)(d)	(5.37)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$2,413
Ratio of net investment income to average net assets	0.45	%(c)
Ratio of operating expenses before waivers/reimbursements	2.12	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.40	%(c)
Portfolio turnover rate	—%

*	Commencement of operations.

(a)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

(b)	Per share data is calculated using the average daily shares outstanding method.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements

June 30, 2017

ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of multiple investment series, of which the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (each, a “Fund,” and collectively, the “Funds”) are presented herein.

Commencement
Fund	of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017

Consolidated Subsidiary

GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”: collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at June 30, 2017:

			Percentage of
			Fund’s
Fund	Wholly Owned Subsidiary	Value	Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$245,734	9.9%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$277,027	11.5%

The financial statements have been consolidated and include accounts of the Funds and the Subsidiaries. Accordingly, all inter-company transactions and balances have been eliminated.

SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and The GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent

Notes to Consolidated Financial Statements (continued)

June 30, 2017

fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at June 30, 2017, if any, are listed in the Consolidated Schedules of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statements of Assets and Liabilities.

SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, GraniteShares Advisors LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1	—	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	—	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	—	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Consolidated Financial Statements (continued)

 June 30, 2017

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2017, is disclosed at the end of each Fund’s Consolidated Schedule of Investments.

ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay to the Adviser, a related party, a fee calculated daily and payable monthly an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.25%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	0.35%

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

The Adviser has contractually agreed to waive or reduce its fees and to reimburse each Fund for its expenses until June 30, 2018, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the BCOM Fund and the GSCI Fund are limited to 0.30% and 0.40%, respectively.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

Share Transactions

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted

Notes to Consolidated Financial Statements (continued)

June 30, 2017

equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short- term investments) for the period ended June 30, 2017.

VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2017.

Fund	Asset Derivatives:	Equity Risk	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	Unrealized appreciation on futures contracts(1)	$ —	$57,257
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	Unrealized appreciation on futures contracts(1)	17,713	—

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	Unrealized depreciation on futures contracts(1)	$62,385

(1)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedules of Investments.

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended June 30, 2017.

Fund	Realized Gain (Loss)	Equity Risk	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	Futures contracts	$ —	$(76,225)
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	Futures contracts	(155,893)	—

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended June 30, 2017.

Fund	Change in Unrealized Gain (Loss):	Equity Risk	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	Futures contracts	$ —	$(5,128)
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	Futures contracts	17,713	—

The following is a summary of the fiscal quarter end average volume on derivative activity for the period ended June 30, 2017.

Fund	GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF
Futures contracts:
Average notional value of contracts	$3,555,236	$2,419,300

For the purpose of this calculation, notional amounts outstanding are at absolute value.

Notes to Consolidated Financial Statements (continued)

 June 30, 2017

FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	$ 2,412,068	$ 90	$ (17)	$ 73
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	2,317,228	82	(12)	70

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales.

At June 30, 2017, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	$ 1,277	$ —	$ (5,055)	$ (3,778)
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	1,040	—	17,783	18,823

At June 30, 2017, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-In Capital
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	$ (144)	$ 76,225	$ (76,081)
GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF	(144)	155,893	(155,749)

Notes to Consolidated Financial Statements (concluded)

June 30, 2017

INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Management expects this risk of loss due to be remote.

PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Funds expect to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Future is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

GraniteShares ETF Trust

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

GraniteShares ETF Trust:

We have audited the accompanying consolidated statements of assets and liabilities of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Funds”), each a series of GraniteShares ETF Trust, including the consolidated schedules of investments, as of June 30, 2017, and the related consolidated statements of operations, consolidated statements of changes in net assets and financial highlights for the period from May 19, 2017 (commencement of operations) through June 30, 2017. These consolidated financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2017, and the results of their operations, changes in net assets, and financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

August 25, 2017

GraniteShares ETF Trust

Trustees and Officers

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

Set forth below are the names, birth years, positions with the Trust, length of term of office, the number of portfolios in the Fund Complex (defined below) overseen, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee, as well as information about each officer of the Trust. The business address of each Trustee and officer of the Trust is 30 Vesey Street, 9th Floor, New York, New York 10007. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee and/or Officer	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees and Officers
William Rhind 1979	Trustee, Chairman of the Board, and President of the Trust (since 2016)(1)	CEO, World Gold Trust Services LLC (sponsor of SPDR Gold Trust) (2013-2016) Managing Director, ETF Securities (investment advisory firm) (2007-2013)	2	Director, University of Bath Foundation (charitable organization)

James R. Nash 1981	Chief Compliance Officer of the Trust (since 2017)	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (fund compliance services firm) (2016-present) Senior Associate and Regulatory Advisor, J.P. Morgan Chase Bank, N.A. (2014-2016) Back Officer Product Analyst, Linedata Services (financial services software firm) (2011-2014)	2	None

(1)	William Rhind is an interested trustee due to his ownership of shares of, and his position as CEO of, GraniteShares, Inc., the owner of the Adviser.

Independent Trustees
Steven James Smyser 1973	Independent Trustee of the Trust (since 2017)	CFO, Packet Host, Inc. (information technology firm) (2014-present) Founder, Silver Horse Capital Partners, LLC (hedge fund) (2013-present) Director, Citi (1999-2013)	2	None

Seddik Meziani 1952	Independent Trustee of the Trust (since 2017)	Professor, Montclair State University, New Jersey (1999-present)	2	Member of the Research Advisory Board, ETF Global, LLC (market data and research provider)

GraniteShares ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement

INVESTMENT ADVISORY AGREEMENT

This Agreement is made and entered into as of April 25, 2017, by and between GraniteShares ETF Trust, a Delaware trust (the “Trust”), on behalf of each fund set forth on Appendix A, each a series of shares of the Trust (each a “Fund” and collectively the “Funds”), and GraniteShares Advisors LLC, a Delaware limited liability company (the “Adviser”).

WHEREAS, the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series with each such series representing interests in a separate portfolio of securities and other assets of the Trust;

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), and engages in the business of asset management;

WHEREAS, the Trust desires to retain the Adviser to render certain investment management services to the Fund, and the Adviser is willing to render such services; and

WHEREAS, capitalized terms used but not otherwise defined in herein shall have the meaning ascribed to such terms in the prospectus and statement of additional information of each Fund, as the same may be amended from time to time.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.     Obligations of Investment Adviser

(a)   Services. The Adviser shall provide a continuous program of investment management for each Fund, subject to the general supervision of the Trust’s Board of Trustees and the provisions of this Agreement. Specifically, and without limiting the generality of the foregoing, the Adviser agrees to perform the following services (the “Services”) for each Fund:

(1)	manage the investment and reinvestment of the assets of the Fund;

(2)	continuously review, supervise, and administer the investment program of the Fund;

(3)	determine, in its discretion, the securities to be purchased, retained or sold (and implement those decisions) with respect to the Fund;

(4)	with the assistance of the Fund’s distributor, determine the number of shares of the Fund that will be created or redeemed each Business Day based on the purchase orders submitted by Authorized Participants;

(5)	provide, in a timely manner, such information as may be reasonably requested by the Trust or its designated agents in connection with, among other things, information about the Fund sufficient for a pricing service or other entity to calculate the Intraday Interim Value of the shares of the Fund every fifteen seconds each Business Day;

(6)	provide the Trust and the Fund with records concerning the Adviser’s activities under this Agreement which the Trust and the Fund are required to maintain; and

(7)	render regular reports to the Trust’s trustees and officers concerning the Adviser’s discharge of the foregoing responsibilities.

(b)   Control of the Trust. The Adviser shall discharge the responsibilities described in subsection (a) subject to the control of the trustees and officers of the Trust and in compliance with (i) such policies as the trustees may from time to time establish; (ii) the relevant Fund’s objectives, policies, and limitations as set forth in its prospectus and statement of additional information, as the same may be amended from time to time; and (iii) with all applicable laws and regulations.

(c)   Sub-Adviser and Agents. All Services to be furnished by the Adviser under this Agreement may be furnished through the medium of any managers, officers or employees of the Adviser or through such other parties (including, without limitation, a sub-adviser) as the Adviser may determine from time to time.

(d)  Expenses and Personnel. The Adviser agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required in the judgment of the trustees and officers of the Trust to perform the Services on the terms and for the compensation provided herein. The Adviser shall authorize and permit any of its officers, managers, or employees, who may be elected as trustees or officers of the Trust, to serve in the

GraniteShares ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement (continued)

capacities in which they are elected. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid by the Adviser, the Trust shall pay all costs and expenses in connection with its operation. Notwithstanding the foregoing, the Adviser shall pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under this Agreement.

(e)   Books and Records. The Adviser hereby undertakes and agrees to maintain all records not maintained by a service provider or sub-adviser pursuant to their agreements with the Trust or Adviser, in the form and for the period required by Rule 31a-2 under the 1940 Act. All books and records prepared and maintained by the Adviser for the Trust and each Fund under this Agreement shall be the property of the Trust and the Fund and, upon request therefor, the Adviser shall surrender to the Trust and the Fund such of the books and records so requested. The Adviser further agrees that it will not disclose or use any records or information obtained pursuant to this Agreement in any manner whatsoever except as authorized in this Agreement and that it will keep confidential any information obtained pursuant to this Agreement and disclose such information only if the Trust has authorized such disclosure, or if such disclosure is required by federal or state regulatory authorities.

(f)    Additional Services Provided at the Expense of the Trust. The Adviser agrees, at the expense of the Trust, (i) to assist in the preparation of all required tax returns of the Trust and the Funds, (ii) to prepare and submit reports to existing shareholders, (iii) to assist in the periodic update of the prospectuses and statements of additional information of the Trust and (iv) to assist in the preparation of reports to be filed with the Securities and Exchange Commission and other regulatory authorities.

2.     Fund Transactions.

(a)   General. The Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds. With respect to brokerage selection, the Adviser shall seek to obtain the best overall execution for fund transactions, which is a combination of price, quality of execution and other factors. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”), the Adviser may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination that such commission is reasonable in light of the services provided and to such policies as the Trust’s trustees may adopt from time to time. Such services of brokers are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts.

(b)   Mixed-Use Services. On occasion, a broker-dealer might furnish the Adviser with a service which has a mixed use (i.e., the service is used both for investment and brokerage activities and for other activities). Where this occurs, the Adviser will reasonably allocate the cost of the service, so that the portion or specific component which assists in investment and brokerage activities is obtained using portfolio commissions from such Fund or Funds or other managed accounts, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Adviser from its own funds.

(c)   Exclusivity. Where the Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Adviser acts as investment adviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser, as applicable, in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Fund.

GraniteShares ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement (continued)

(d)   Reporting. The Adviser will promptly communicate to the officers and the trustees of the Trust such information relating to portfolio transactions as they may reasonably request.

(e)   Delegation. The Adviser may delegate or share responsibility for Fund transactions and the terms of this Section 2 with a sub-adviser, pursuant to the terms of Section 1(c).

3.     Compensation of the Adviser. For the services rendered, the facilities furnished and expenses assumed by the Adviser, the Funds shall individually pay to the Adviser at the end of each calendar month a fee for the Fund calculated as a percentage of the average daily net assets of the Fund at the annual rates set forth in Appendix A of this Agreement. Appendix A shall be amended from time to time to reflect the addition and/or termination of any Fund as a Fund hereunder and to reflect any change in the Advisory fees payable with respect to any Fund duly approved in accordance with Section 8 hereof. The Adviser’s fee is accrued daily at 1/365th of the applicable annual rate set forth in Appendix A. For the purpose of the fee accrual, the daily net assets of the Fund are determined in the manner and at the times set forth in the Trust’s current prospectus and, on days on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the immediately preceding day on which the net assets were determined. In the event of termination of this Agreement, all compensation due through the date of termination will be calculated on a pro-rated basis through the date of termination and paid within fifteen business days of the date of termination. The Adviser may waive all or a portion of its fees provided for hereunder and such waiver will be treated as a reduction in the purchase price of its services. The Adviser shall be contractually bound under this Agreement by the terms of any publicly-announced waiver of its fee, or any limitation of a Fund’s expenses, as if such waiver or limitation were fully set forth in this Agreement. The waiver of any of the Adviser’s fee shall not obligate the Adviser to waive any of its fee on a subsequent occasion.

4.     Status of Investment Adviser. The services of the Adviser to the Trust and each Fund are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Trust and the Fund are not impaired thereby. The Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust or the Fund in any way or otherwise be deemed an agent of the Trust or the Fund. Nothing in this Agreement shall limit or restrict the right of any manager, officer or employee of the Adviser, who may also be a trustee, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

5.     Permissible Interests. Trustees, agents, and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as managers, officers, members or otherwise; and managers, officers, agents, and members of the Adviser are or may be interested in the Trust as trustees, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Trust as a shareholder or otherwise.

6.     Limits of Liability; Indemnification. The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder. The Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or a Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement. It is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust’s registration statement under the 1940 Act or the Securities Act of 1933, as amended (the “1933 Act”), except for information supplied by the Adviser for inclusion therein. The Trust agrees to indemnify the Adviser to the full extent permitted by the Trust’s Declaration of Trust. The terms of paragraph 6 of this Agreement shall survive the termination of this Agreement.

7.     Term. This Agreement shall remain in effect for an initial term of two calendar years commencing on the date on which the first of the Funds commences operations, and from year to year thereafter provided such continuance is approved at least annually by the vote of a majority of the trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust, which vote must be cast in person at a meeting called for the purpose of voting on such approval; provided, however, that:

(a)   the Trust may, at any time and without the payment of any penalty, terminate this Agreement upon 60 days written notice of a decision to terminate this Agreement by (i) the Trust’s trustees; or (ii) the vote of a majority of the outstanding voting securities of the Trust;

GraniteShares ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement (continued)

(b)   the Agreement shall immediately terminate in the event of its assignment (within the meaning of the 1940 Act and the rules promulgated thereunder); and

(c)   the Adviser may, at any time and without the payment of any penalty, terminate this Agreement upon 60 days’ written notice to the Trust and the Funds.

8.     Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective with respect to a Fund until approved by (a) to the extent required by applicable law, the vote of the holders of a majority of the Fund’s outstanding voting securities and (b) a majority of those trustees of the Trust who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. Additional funds may be added by written agreement of the Trust and the Adviser.

9.     Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Delaware without regard to the principles of the conflict of laws or the choice of laws.

10.   Representations and Warranties.

(a)   Representations and Warranties of the Adviser. The Adviser hereby represents and warrants to the Trust as follows:

(i)	the Adviser is a limited liability company duly organized, validly existing, and in good standing under the laws of the State of Delaware and is fully authorized to enter into this Agreement and carry out its duties and obligations hereunder;

(ii)	the Adviser is registered as an investment adviser with the SEC under the Advisers Act, shall maintain such registration in effect at all times during the term of this Agreement, and shall notify the Trust immediately if the Adviser ceases to be so registered; and

(iii)	the Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide the Trust with a copy of that code, together with evidence of its adoption. Within 20 days of the end of each calendar quarter during which this Agreement remains in effect, the chief compliance officer of the Adviser shall certify to the Trust that the Adviser has complied with the requirements of Rule 17j-1 (as amended from time to time) during the previous quarter and that there have been no violations of the Adviser’s code of ethics or, if such a violation has occurred, that appropriate action has been taken in response to such violation. Upon written request of the Trust, the Adviser shall permit representatives of the Trust to examine the reports (or summaries of the reports) required to be made to the Adviser by Rule 17j-1(c)(1) and other records evidencing enforcement of the code of ethics.

(b)   Representations and Warranties of the Trust. The Trust hereby represents and warrants to the Adviser as follows: (i) the Trust has been duly organized as a trust under the laws of the State of Delaware and is authorized to enter into this Agreement and carry out its terms; (ii) shares of the Funds are (or will be) registered for offer and sale to the public under the 1933 Act; and (iii) such registrations will be kept in effect during the term of this Agreement.

11.   Liability of Trust and Funds. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust. This Agreement shall not be deemed to have been made by any of the persons listed in the first sentence of this paragraph individually or to impose any liability on such persons personally. With respect to any obligation of the Trust or the Funds arising under this Agreement, the Adviser shall look for payment or satisfaction of such obligation solely to the assets and property of the Fund to which such obligation relates, and under no circumstances shall the Adviser have the right to set off claims relating to such Fund by applying property of any other series of the Trust. The business and contractual relationships created by this Agreement, consideration for entering into this Agreement, and the consequences of such relationship and consideration relate solely to the Trust and the Funds.

GraniteShares ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement (concluded)

12.   Use of Names. The Trust acknowledges that all rights to the names “GraniteShares” and any derivation thereof (“Names”), as well as any logos that are now or shall hereafter be associated with Names (“Logos”), belong to the Adviser and its affiliate GraniteShares, Inc., and that the Trust is being granted a limited license to use such Names and Logos in its name, the name of its series and the name of its classes of shares. In the event that this Agreement is terminated and the Adviser no longer acts as investment adviser to the Trust, the Adviser reserves the right to withdraw from the Trust and the Funds the uses of Names and Logos or any name or logo that would imply a continuing relationship between the Trust or the Funds and the Adviser or any of its affiliates.

13.   Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

14.   Notice. Notices of any kind to be given to the Trust hereunder by the Adviser shall be in writing and shall be duly given if mailed or delivered to the Trust at 30 Vesey Street, 9th Floor, New York NY 10007, or to such other address or to such individual as shall be so specified by the Trust to the Adviser. Notices of any kind to be given to the Adviser hereunder by the Trust shall be in writing and shall be duly given if mailed or delivered to the Adviser at the Trust at 30 Vesey Street, 9th Floor, New York NY 10007, or at such other address or to such individual as shall be so specified by the Adviser to the Trust. Notices shall be deemed to have been given on the date delivered personally or by courier service, or three days after sent by registered or certified mail, postage prepaid, return receipt requested.

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, NY 10007

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Seddik Meziani is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2016 and $34,000 for 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2017.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2016 and $0 for 2017.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2017.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee of the Trust’s Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Trust’s auditor. As part of this responsibility, and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Trust by the Auditor, and (2) all non-audit services provided to the Trust’s investment adviser and advisory affiliates (that directly relate to the Trust’s operations and financial reporting). except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) n/a. No expenses for the period considered

(c) n/a. No expenses for the period considered

(d) n/a. No expenses for the period considered

The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2017.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Steven J. Smyser and Seddik Meziani.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: August 30, 2017

* Print the name and title of each signing officer under his or her signature.